Derivative financial instruments - Power Purchase Agreements - Key assumptions (Details) - Power Purchase Agreement [Member] - Discounted cash flow [member]	Dec. 31, 2025 $ / MWh
Energy Price [Member] | Minimum
Disclosure of detailed information about hedging instruments [line items]
Significant Unobservable Inputs Derivative Financial Instruments	63
Energy Price [Member] | Maximum
Disclosure of detailed information about hedging instruments [line items]
Significant Unobservable Inputs Derivative Financial Instruments	72
Cap Volatility [Member]
Disclosure of detailed information about hedging instruments [line items]
Significant Unobservable Inputs Derivative Financial Instruments	0.254